Income Tax - Schedule of Company Offsets Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Company Offsets Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets, net
Deferred tax liabilities, net	¥ 1,264,873	$ 180,874	¥ 3,798,357